Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[1]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	R$ 21,638.0
Property, plant and equipment, final balance	22,576.3	R$ 21,638.0
Property, plant and equipment, beginning balance	(21,638.0)
Property, plant and equipment, final balance	(22,576.3)	(21,638.0)
Property, plant and equipment	21,638.0	21,638.0	R$ 20,705.1
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	20,100.4	18,822.8
Property, plant and equipment, final balance	20,547.7	20,100.4
Property, plant and equipment, beginning balance	(20,100.4)	(18,822.8)
Property, plant and equipment, final balance	(20,547.7)	(20,100.4)
Property, plant and equipment	20,100.4	18,822.8
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,537.6	1,882.9
Property, plant and equipment, final balance	2,028.6	1,537.6
Property, plant and equipment, beginning balance	(1,537.6)	(1,882.9)
Property, plant and equipment, final balance	(2,028.6)	(1,537.6)
Property, plant and equipment	1,537.6	1,882.9
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	7,344.1	6,376.2
Property, plant and equipment, final balance	7,486.3	7,344.1
Property, plant and equipment, beginning balance	(7,344.1)	(6,376.2)
Property, plant and equipment, final balance	(7,486.3)	(7,344.1)
Property, plant and equipment	7,486.3	6,376.2
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	9,829.1	9,565.4
Property, plant and equipment, final balance	9,294.8	9,829.1
Property, plant and equipment, beginning balance	(9,829.1)	(9,565.4)
Property, plant and equipment, final balance	(9,294.8)	(9,829.1)
Property, plant and equipment	9,294.8	9,565.4
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,505.2	1,623.1
Property, plant and equipment, final balance	1,582.4	1,505.2
Property, plant and equipment, beginning balance	(1,505.2)	(1,623.1)
Property, plant and equipment, final balance	(1,582.4)	(1,505.2)
Property, plant and equipment	1,582.4	1,623.1
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,422.0	1,258.1
Property, plant and equipment, final balance	2,184.2	1,422.0
Property, plant and equipment, beginning balance	(1,422.0)	(1,258.1)
Property, plant and equipment, final balance	(2,184.2)	(1,422.0)
Property, plant and equipment	2,184.2	1,258.1
Buildings [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	664.1	733.9
Property, plant and equipment, final balance	1,376.7	664.1
Property, plant and equipment, beginning balance	(664.1)	(733.9)
Property, plant and equipment, final balance	(1,376.7)	(664.1)
Property, plant and equipment	1,376.7	733.9
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	852.6	1,099.6
Property, plant and equipment, final balance	628.3	852.6
Property, plant and equipment, beginning balance	(852.6)	(1,099.6)
Property, plant and equipment, final balance	(628.3)	(852.6)
Property, plant and equipment	628.3	1,099.6
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	20.9	49.4
Property, plant and equipment, final balance	23.6	20.9
Property, plant and equipment, beginning balance	(20.9)	(49.4)
Property, plant and equipment, final balance	(23.6)	(20.9)
Property, plant and equipment	23.6	49.4
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	45,563.6	39,835.4
Effect of movements in foreign exchange	(1,540.7)	(27.8)
Effect of application of IAS 29 (hyperinflation)	1,871.9	3,588.9
Acquisition through business combinations	8.0
Acquisitions	4,475.9	3,520.3
Disposals and write-off	(906.0)	(1,416.7)
Transfer (from) to other asset categories	(358.2)	(163.0)
Others		8.0
Property, plant and equipment, final balance	49,114.5	45,563.6
Property, plant and equipment, beginning balance	(45,563.6)	(39,835.4)
Disposals and write-off	906.0	1,416.7
Property, plant and equipment, final balance	(49,114.5)	(45,563.6)
Property, plant and equipment	49,114.5	39,835.4
Acquisition through exchange transaction of shareholdings		218.5
Effect of movements in foreign exchange	1,540.7	27.8
Transfer (from) to other asset categories	358.2	163.0
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	2,394.1	2,309.5
Effect of movements in foreign exchange	19.5	14.5
Transfer (from) to other asset categories	48.7
Property, plant and equipment, final balance	3,361.1	2,394.1
Property, plant and equipment, beginning balance	(2,394.1)	(2,309.5)
Property, plant and equipment, final balance	(3,361.1)	(2,394.1)
Property, plant and equipment	3,361.1	2,309.5
Additions	898.8	70.1
Effect of movements in foreign exchange	(19.5)	(14.5)
Transfer (from) to other asset categories	(48.7)
Gross carrying amount [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	10,375.5	8,961.9
Effect of movements in foreign exchange	(240.9)	118.6
Effect of application of IAS 29 (hyperinflation)	291.3	630.0
Acquisition through business combinations	0.2
Acquisitions	14.8	18.8
Disposals and write-off	(33.4)	(39.2)
Transfer (from) to other asset categories	479.3	584.9
Others
Property, plant and equipment, final balance	10,886.8	10,375.5
Property, plant and equipment, beginning balance	(10,375.5)	(8,961.9)
Disposals and write-off	33.4	39.2
Property, plant and equipment, final balance	(10,886.8)	(10,375.5)
Property, plant and equipment	10,886.8	8,961.9
Acquisition through exchange transaction of shareholdings		100.5
Effect of movements in foreign exchange	240.9	(118.6)
Transfer (from) to other asset categories	(479.3)	(584.9)
Gross carrying amount [member] | Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	28,075.7	24,538.9
Effect of movements in foreign exchange	(979.5)	(52.7)
Effect of application of IAS 29 (hyperinflation)	1,169.9	2,301.5
Acquisition through business combinations
Acquisitions	606.1	574.5
Disposals and write-off	(739.3)	(1,007.9)
Transfer (from) to other asset categories	1,543.1	1,595.7
Others		8.0
Property, plant and equipment, final balance	29,676.0	28,075.7
Property, plant and equipment, beginning balance	(28,075.7)	(24,538.9)
Disposals and write-off	739.3	1,007.9
Property, plant and equipment, final balance	(29,676.0)	(28,075.7)
Property, plant and equipment	29,676.0	24,538.9
Acquisition through exchange transaction of shareholdings		117.7
Effect of movements in foreign exchange	979.5	52.7
Transfer (from) to other asset categories	(1,543.1)	(1,595.7)
Gross carrying amount [member] | Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	5,690.4	5,076.5
Effect of movements in foreign exchange	(300.8)	(110.9)
Effect of application of IAS 29 (hyperinflation)	399.6	566.5
Acquisition through business combinations	2.1
Acquisitions	147.9	141.0
Disposals and write-off	(133.3)	(369.6)
Transfer (from) to other asset categories	561.6	386.8
Others
Property, plant and equipment, final balance	6,367.5	5,690.4
Property, plant and equipment, beginning balance	(5,690.4)	(5,076.5)
Disposals and write-off	133.3	369.6
Property, plant and equipment, final balance	(6,367.5)	(5,690.4)
Property, plant and equipment	6,367.5	5,076.5
Acquisition through exchange transaction of shareholdings		0.1
Effect of movements in foreign exchange	300.8	110.9
Transfer (from) to other asset categories	(561.6)	(386.8)
Gross carrying amount [member] | Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,422.0	1,258.1
Effect of movements in foreign exchange	(19.5)	17.2
Effect of application of IAS 29 (hyperinflation)	11.1	90.9
Acquisition through business combinations	5.7
Acquisitions	3,707.1	2,786.0
Disposals and write-off
Transfer (from) to other asset categories	(2,942.2)	(2,730.4)
Others
Property, plant and equipment, final balance	2,184.2	1,422.0
Property, plant and equipment, beginning balance	(1,422.0)	(1,258.1)
Disposals and write-off
Property, plant and equipment, final balance	(2,184.2)	(1,422.0)
Property, plant and equipment	2,184.2	1,258.1
Acquisition through exchange transaction of shareholdings		0.2
Effect of movements in foreign exchange	19.5	(17.2)
Transfer (from) to other asset categories	2,942.2	2,730.4
Gross carrying amount [member] | Buildings [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	972.5	888.8
Effect of movements in foreign exchange	17.7	13.6
Transfer (from) to other asset categories	31.8
Property, plant and equipment, final balance	1,871.2	972.5
Property, plant and equipment, beginning balance	(972.5)	(888.8)
Property, plant and equipment, final balance	(1,871.2)	(972.5)
Property, plant and equipment	1,871.2	888.8
Additions	849.2	70.1
Effect of movements in foreign exchange	(17.7)	(13.6)
Transfer (from) to other asset categories	(31.8)
Gross carrying amount [member] | Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,343.3	1,343.3
Effect of movements in foreign exchange	0.6
Transfer (from) to other asset categories
Property, plant and equipment, final balance	1,385.2	1,343.3
Property, plant and equipment, beginning balance	(1,343.3)	(1,343.3)
Property, plant and equipment, final balance	(1,385.2)	(1,343.3)
Property, plant and equipment	1,385.2	1,343.3
Additions	41.3
Effect of movements in foreign exchange	(0.6)
Transfer (from) to other asset categories
Gross carrying amount [member] | Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	78.3	77.4
Effect of movements in foreign exchange	1.2	0.9
Transfer (from) to other asset categories	16.9
Property, plant and equipment, final balance	104.7	78.3
Property, plant and equipment, beginning balance	(78.3)	(77.4)
Property, plant and equipment, final balance	(104.7)	(78.3)
Property, plant and equipment	104.7	77.4
Additions	8.3
Effect of movements in foreign exchange	(1.2)	(0.9)
Transfer (from) to other asset categories	(16.9)
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	25,463.2	21,012.6
Effect of movements in foreign exchange	810.9	(129.6)
Effect of application of IAS 29 (hyperinflation)	(1,025.2)	(1,908.8)
Disposals and write-off	(784.0)	(1,351.9)
Transfer (from) to other asset categories	0.2	(30.8)
Others	9.6	4.0
Property, plant and equipment, final balance	28,566.8	25,463.2
Property, plant and equipment, beginning balance	(25,463.2)	(21,012.6)
Depreciation	(3,530.1)	(3,536.8)
Impairment losses	(153.0)	(179.9)
Disposals and write-off	784.0	1,351.9
Property, plant and equipment, final balance	(28,566.8)	(25,463.2)
Property, plant and equipment	28,566.8	21,012.6
Write-off through exchange transaction of shareholdings		(20.6)
Effect of movements in foreign exchange	(810.9)	129.6
Transfer (from) to other asset categories	(0.2)	30.8
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	856.5	426.6
Effect of movements in foreign exchange	5.7	1.0
Transfer (from) to other asset categories	3.1
Property, plant and equipment, final balance	1,332.5	856.5
Property, plant and equipment, beginning balance	(856.5)	(426.6)
Depreciation	(467.2)	(428.9)
Property, plant and equipment, final balance	(1,332.5)	(856.5)
Property, plant and equipment	1,332.5	426.6
Effect of movements in foreign exchange	(5.7)	(1.0)
Transfer (from) to other asset categories	(3.1)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	3,031.4	2,585.7
Effect of movements in foreign exchange	23.9	(39.7)
Effect of application of IAS 29 (hyperinflation)	(51.1)	(110.7)
Disposals and write-off	(9.9)	(68.8)
Transfer (from) to other asset categories	(0.7)	1.0
Others
Property, plant and equipment, final balance	3,400.5	3,031.4
Property, plant and equipment, beginning balance	(3,031.4)	(2,585.7)
Depreciation	(350.3)	(327.9)
Impairment losses	(0.8)	(36.4)
Disposals and write-off	9.9	68.8
Property, plant and equipment, final balance	(3,400.5)	(3,031.4)
Property, plant and equipment	3,400.5	2,585.7
Write-off through exchange transaction of shareholdings		(0.8)
Effect of movements in foreign exchange	(23.9)	39.7
Transfer (from) to other asset categories	0.7	(1.0)
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	18,246.6	14,973.5
Effect of movements in foreign exchange	549.1	(141.0)
Effect of application of IAS 29 (hyperinflation)	(686.0)	(1,366.7)
Disposals and write-off	(650.3)	(945.4)
Transfer (from) to other asset categories	(0.5)	(33.5)
Others	9.6	4.0
Property, plant and equipment, final balance	20,381.2	18,246.6
Property, plant and equipment, beginning balance	(18,246.6)	(14,973.5)
Depreciation	(2,516.6)	(2,500.8)
Impairment losses	(140.5)	(160.7)
Disposals and write-off	650.3	945.4
Property, plant and equipment, final balance	(20,381.2)	(18,246.6)
Property, plant and equipment	20,381.2	14,973.5
Write-off through exchange transaction of shareholdings		(19.8)
Effect of movements in foreign exchange	(549.1)	141.0
Transfer (from) to other asset categories	0.5	33.5
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	4,185.2	3,453.4
Effect of movements in foreign exchange	237.9	51.1
Effect of application of IAS 29 (hyperinflation)	(288.1)	(431.4)
Disposals and write-off	(123.8)	(337.7)
Transfer (from) to other asset categories	1.4	1.7
Others
Property, plant and equipment, final balance	4,785.1	4,185.2
Property, plant and equipment, beginning balance	(4,185.2)	(3,453.4)
Depreciation	(663.2)	(708.1)
Impairment losses	(11.7)	17.2
Disposals and write-off	123.8	337.7
Property, plant and equipment, final balance	(4,785.1)	(4,185.2)
Property, plant and equipment	4,785.1	3,453.4
Write-off through exchange transaction of shareholdings
Effect of movements in foreign exchange	(237.9)	(51.1)
Transfer (from) to other asset categories	(1.4)	(1.7)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance
Effect of movements in foreign exchange
Effect of application of IAS 29 (hyperinflation)
Disposals and write-off
Transfer (from) to other asset categories
Others
Property, plant and equipment, final balance
Property, plant and equipment, beginning balance
Depreciation
Impairment losses
Disposals and write-off
Property, plant and equipment, final balance
Property, plant and equipment
Write-off through exchange transaction of shareholdings
Effect of movements in foreign exchange
Transfer (from) to other asset categories
Accumulated depreciation, amortisation and impairment [member] | Buildings [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	308.4	154.9
Effect of movements in foreign exchange	4.6	0.8
Transfer (from) to other asset categories	8.2
Property, plant and equipment, final balance	494.5	308.4
Property, plant and equipment, beginning balance	(308.4)	(154.9)
Depreciation	(173.3)	(152.7)
Property, plant and equipment, final balance	(494.5)	(308.4)
Property, plant and equipment	494.5	154.9
Effect of movements in foreign exchange	(4.6)	(0.8)
Transfer (from) to other asset categories	(8.2)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	490.7	243.7
Effect of movements in foreign exchange	0.5
Transfer (from) to other asset categories	2.4
Property, plant and equipment, final balance	756.9	490.7
Property, plant and equipment, beginning balance	(490.7)	(243.7)
Depreciation	(263.3)	(247.0)
Property, plant and equipment, final balance	(756.9)	(490.7)
Property, plant and equipment	756.9	243.7
Effect of movements in foreign exchange	(0.5)
Transfer (from) to other asset categories	(2.4)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	57.4	28.0
Effect of movements in foreign exchange	0.6	0.2
Transfer (from) to other asset categories	(7.5)
Property, plant and equipment, final balance	81.1	57.4
Property, plant and equipment, beginning balance	(57.4)	(28.0)
Depreciation	(30.6)	(29.2)
Property, plant and equipment, final balance	(81.1)	(57.4)
Property, plant and equipment	81.1	28.0
Effect of movements in foreign exchange	(0.6)	R$ (0.2)
Transfer (from) to other asset categories	R$ 7.5

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).